Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 36,266,000	$ 33,947,000
Buildings	304,272,000	341,852,000
Leasehold and land improvements	1,197,520,000	1,188,720,000
Cell site equipment	3,306,575,000	3,100,916,000
Switching equipment	1,161,976,000	1,155,114,000
Office furniture and equipment	539,248,000	535,656,000
Other operating assets and equipment	92,456,000	128,290,000
System development	962,698,000	631,184,000
Work in process	116,501,000	362,749,000
Property, plant and equpment, gross	7,717,512,000	7,478,428,000
Less: Accumulated depreciation	(4,860,992,000)	(4,455,840,000)
Property, plant and equipment, net	2,856,520,000	3,022,588,000
Depreciation and amortization expense	791,100,000	597,700,000	565,100,000
(Gain) loss on asset disposals, net	$ 30,606,000	$ 18,088,000	$ 9,889,000
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years